12. Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 14, 2014	Jul. 04, 2014
Details
Amortization of Advance Royalty		$ 224,775
Commitments and Contingencies			$ 584,415
Other Research and Development Expense	$ 281,520	$ 87,662
Other Commitment				$ 11,841